Income Taxes (Details)	12 Months Ended
Dec. 31, 2024
Kingdom of Lesotho [Member]
Income Taxes [Line Items]
Statutory tax rate	10.00%
Republic of Malta [Member]
Income Taxes [Line Items]
Statutory tax rate	35.00%
United Kingdom [Member]
Income Taxes [Line Items]
Statutory tax rate	25.00%
Republic of Portugal [Member]
Income Taxes [Line Items]
Statutory tax rate	21.00%